Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 1,697,982	$ 433,712	$ 281,879
Loans receivable - current, net, note 2	1,008,423	567,164	$ 64,719
Other receivables	106,955	$ 25,882
Prepaid expenses	10,384
TOTAL CURRENT ASSETS	2,823,744	$ 1,026,758	$ 346,598
PROPERTY AND EQUIPMENT, net, note 3	43,010	36,100	43,349
LOANS RECEIVABLE - LONG TERM, net, note 2	5,751,796	3,749,152	361,394
OTHER ASSETS
Security deposits	$ 35,839	39,329	39,329
Loan costs, net		77,781	131,470
TOTAL OTHER ASSETS	$ 35,839	117,110	170,799
TOTAL ASSETS	8,654,389	4,929,120	922,140
CURRENT LIABILITIES
Accounts payable and accrued expenses	48,437	172,139	323,978
Deferred rent	$ 15,643	28,429	$ 48,844
CEO accrued wages, note 9		106,588
Working capital loans, note 5			$ 140,000
Current portion of senior debt, note 4			114,562
TOTAL CURRENT LIABILITIES	$ 64,080	307,156	627,384
LONG-TERM LIABILITIES
Senior debt - long-term, note 4		$ 2,230,000	385,438
Deposit on preferred stock	$ 60,000		1,910,774
TOTAL LIABILITIES	$ 124,080	$ 2,537,156	$ 2,923,596
COMMITMENTS AND CONTINGENCIES, note 8
STOCKHOLDERS' EQUITY
Preferred stock, $0.001 par value; 50,000,000 shares authorized, 2,460,000 shares issued and outstanding, note 6	$ 2,460	$ 2,400
Common stock, $0.001 par value; 2,500,000,000 and 3,000,000,000 shares authorized, 21,581,103 and 9,567,228 and 27,481,309 shares issued and outstanding at December 31, 2014 and 2013 and September 30, 2015 respectively, note 6	2,164,012	2,158,111	$ 956,723
Additional paid-in capital	25,286,442	14,914,705	6,323,319
Accumulated deficit	(18,922,605)	(14,683,252)	(9,281,498)
TOTAL STOCKHOLDERS' EQUITY	8,530,309	2,391,964	(2,001,456)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 8,654,389	$ 4,929,120	$ 922,140